AMENDMENT TO BL-8040 LICENSE AND LONG-TERM LOAN (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Borrowings		$ 8,491	$ 8,733
Risk-free interest rate		3.00%	3.00%	2.00%
Average standard deviation		63.00%	61.00%	63.00%
Warrant [Member]
Disclosure of detailed information about business combination [line items]
Fair value of warrant		$ 63	$ 269
Loan from Kreos Capital [Member]
Disclosure of detailed information about business combination [line items]
Borrowings		$ 8,428	$ 8,577
Biokine Therapeutics Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash payment	$ 10,000
Issuance of ADS, value	5,000
Amount of payment in futrue milestone	5,000
Number of warrant purchase		63,837
Exercise of price per ADS		$ 14.10
Fair value of warrant	$ 861
Risk-free interest rate	3.05%	1.87%
Average standard deviation	69.10%	71.80%
Non-operating income		$ 206
Issuance of stock	332,005
Biokine Therapeutics Ltd [Member] | Loan from Kreos Capital [Member]
Disclosure of detailed information about business combination [line items]
Borrowings		$ 10,000
Interest rate		9.50%
Biokine Therapeutics Ltd [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Reduce payment owed on sublicense receipts	20.00%
Biokine Therapeutics Ltd [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Reduce payment owed on sublicense receipts	40.00%